Outstanding amount due from/to related parties (Detail) (CNY)	Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Due from related parties	7,601,080		2,127,500
Due to related parties	155,000		4,832,000
Ye Net
Related Party Transaction [Line Items]
Due to related parties	0		4,832,000
Zhizhu Network
Related Party Transaction [Line Items]
Due from related parties	40,000	[1]	2,127,500	[1]
Due to related parties	155,000	[1]	0	[1]
Unknown Worlds
Related Party Transaction [Line Items]
Due from related parties	7,561,080		0

[1]	The Company has re-evaluated its pre-acquisition relationship with Zhizhu Network as a result of an internal investigation authorized by the independent audit committee of the board of directors and considered Zhizhu Network was a related party at the time these transactions were consummated. Zhizhu Network was a related party due to the interest free personal loans to the shareholders of Zhizhu Network which was later used to fund the operations of Zhizhu Network provided by the Group’s CEO prior to the Group’s investments in Zhizhu Networks. The investments in, and loans and transfer of domain name to, Zhizhu Network were not previously identified and disclosed as related party transactions in the consolidated financial statements as of December 31, 2010 and for the year then ended.